Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables Past Due But Not Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 892,597	$ 947,851
Less Than Three Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	555,004	551,817
Between Three and Six Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	92,337	95,451
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	75,779	87,226
More Than Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 169,477	$ 213,357